Related Party Transactions (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Related Party Transactions

Note 11:  Related Party Transactions

On March 28, 2013, the Company’s attorney who is providing legal and consulting services purchased a unit from the Company for $7,500, which has applied to his legal and consulting fees.